Noncontrolling Interests - Narrative (Details) - USD ($) $ in Millions					1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2024	Jan. 02, 2024	May 29, 2018	Nov. 12, 2015	Jul. 31, 2024	Feb. 28, 2023	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Jan. 31, 2027	Jun. 05, 2024	May 13, 2024	Nov. 14, 2022	Nov. 12, 2022	Mar. 31, 2021
Redeemable Noncontrolling Interest [Line Items]
Increase in ownership percentage	25.00%
Purchase of noncontrolling interest	$ 194.1				$ 13.5				$ 7.4	$ 0.6	$ 194.6	$ 36.5	$ 0.0
Noncontrolling owner's right to purchase remaining ownership interest of parent (as a percent)														24.00%
Other									93.2		93.2
Redeemable noncontrolling interest							$ 99.7	$ 123.3	99.7	406.2	123.3	343.6
Decrease from redemptions					23.4				23.4	0.6	194.6	55.1	0.0
Reduction in accumulated deficit											14.9	9.2	17.7
Noncontrolling interests							31.1	2.2	31.1		2.2	1.5			$ 33.6
Accumulated deficit					9.9		(1,446.4)	(1,249.1)	(1,446.4)		(1,249.1)	$ (881.9)
Three Arts Entertainment
Redeemable Noncontrolling Interest [Line Items]
Incremental compensation expense								$ 49.2			$ 49.2
Percentage of redeemable non controlling interest ownership percentage		25.00%						25.00%			25.00%	49.00%
Recoupable non controlling interest value			$ 38.3
Period of recoupable non controlling interest			5 years
Deferred compensation			$ 38.3
Amortized period of deferred compensation			5 years
Noncontrolling Interest, Increase from Business Combination		$ 194.1									$ 194.1
Percentage of Right to Acquire Non-Cotrolling Interest		24.00%
Three Arts Entertainment | Other Noncurrent Liabilities
Redeemable Noncontrolling Interest [Line Items]
Compensatory portion of non controlling interest								$ 93.2			93.2
LIONS GATE ENTERTAINMENT CORP [Member]
Redeemable Noncontrolling Interest [Line Items]
Purchase of noncontrolling interest		$ 194.1							7.4	0.6	194.6	$ 36.5	0.0
Other											(93.2)	1.7	0.0
Incremental compensation expense								49.2
Redeemable noncontrolling interest							99.7	123.3	99.7	409.1	123.3	343.6	321.2						$ 219.1
Decrease from redemptions									23.4	$ 0.6	194.6	55.1	$ 0.0
Noncontrolling interests							(87.8)	2.2	(87.8)		2.2	1.5
Accumulated deficit							(3,422.7)	(3,576.7)	(3,422.7)		(3,576.7)	$ (2,439.6)
Noncontrolling Interest, Increase from Subsidiary Equity Issuance							3.4		(278.2)
LIONS GATE ENTERTAINMENT CORP [Member] | Noncontrolling Interest [Member]
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling Interest, Increase from Subsidiary Equity Issuance							$ (0.6)		$ 100.2
LIONS GATE ENTERTAINMENT CORP [Member] | Pilgrim Media Group
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling owner's right to purchase remaining ownership interest of parent (as a percent)																	25.00%
Settlement of exercised put option						$ 36.5
Decrease from redemptions						55.1
Reduction in accumulated deficit						(18.6)
3 Arts Entertainment | LIONS GATE ENTERTAINMENT CORP [Member]
Redeemable Noncontrolling Interest [Line Items]
Increase in ownership percentage		25.00%
Due to noncontrolling interest								93.2			93.2
Redeemable noncontrolling interest								93.2			93.2
Pilgrim Media Group | LIONS GATE ENTERTAINMENT CORP [Member]
Redeemable Noncontrolling Interest [Line Items]
Purchase of noncontrolling interest					13.5
Initial fair value of redeemable noncontrolling interests				$ 90.1
Portion of noncontrolling interest redeemable after first term, five years after November 12, 2015																	25.00%	25.00%
Settlement of exercised put option						36.5
Decrease from redemptions					23.4	(55.1)
Reduction in accumulated deficit						$ 18.6
Accumulated deficit					$ 9.9
3 Arts Entertainment | LIONS GATE ENTERTAINMENT CORP [Member]
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership (as Percent)			49.00%
Deferred compensation arrangements			$ 38.3
Incremental compensation expense								49.2
3 Arts Entertainment | Forecast | LIONS GATE ENTERTAINMENT CORP [Member]
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling owner's right to purchase remaining ownership interest of parent (as a percent)														24.00%
Pilgrim Media Group
Redeemable Noncontrolling Interest [Line Items]
Ownership percentage, parent					12.50%
Pilgrim Media Group | LIONS GATE ENTERTAINMENT CORP [Member]
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership (as Percent)																		37.50%
Increase in ownership percentage		25.00%
Noncontrolling owner's right to purchase remaining ownership interest of parent (as a percent)														(24.00%)
Due to noncontrolling interest								$ 93.2			$ 93.2
Ownership percentage, parent				37.50%			12.50%		12.50%
CP LG Library Holdings, LLC
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership (as Percent)															49.00%
Noncontrolling interests							$ 29.8		$ 29.8
CP LG Library Holdings, LLC | LIONS GATE ENTERTAINMENT CORP [Member]
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership (as Percent)															49.00%
Noncontrolling interests							$ 29.8		$ 29.8						$ 33.6
Studio Business [Member] | LIONS GATE ENTERTAINMENT CORP [Member]
Redeemable Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership (as Percent)																12.20%
Ownership percentage, parent																87.80%